PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 2,750,875		¥ 2,323,747
Less: accumulated depreciation	(1,017,089)		(530,259)
Total property, equipment and software, net	1,733,786	$ 237,528	1,793,488
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	2,481,387		2,149,561
Leasehold improvement
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	181,705		136,541
Building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	46,236
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	14,616		15,384
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	19,507		15,251
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 7,424		¥ 7,010